Label	Element	Value
Convertible Notes	arvl_ConvertibleNotes	€ 332,490,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	229,658,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	135,595,000
Gross carrying amount [member]
Convertible Notes	arvl_ConvertibleNotes	141,572,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	165,233,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	€ 92,162,000